Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of carrying amount [Line Items]
Contractual amount outstanding on loans and other facilities written off by bank	$ 6,501,526	$ 9,724,143
Estimated expected credit loss due to uncertain scenario	1,837,000
Allowance for expected credit losses	(771,821)	(687,783)
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of carrying amount [Line Items]
Transfers in or out of level3 of fair value hierarchy assets	0	0
Transfer to stage one exposure [Member]
Disclosure of carrying amount [Line Items]
Expected credit loss allowance	49,643
Transfer to stage two exposure [Member]
Disclosure of carrying amount [Line Items]
Gross carrying amount	5,793,518
Transfer to stage three exposure [Member]
Disclosure of carrying amount [Line Items]
Gross carrying amount	56,681
Expected credit loss allowance	253
Government securities [member]
Disclosure of carrying amount [Line Items]
Expected credit losses	29,203	31,759
Other Financial Assets [member]
Disclosure of carrying amount [Line Items]
Expected credit losses	91,041	51,518
Transfers in or out of level3 of fair value hierarchy assets	0	0
Bank Loan [member]
Disclosure of carrying amount [Line Items]
Loan Portfolio Sales Profits	169,632	176,664
Corporate Bonds [Member]
Disclosure of carrying amount [Line Items]
Expected credit losses	555	1,032
Financial Trust [member]
Disclosure of carrying amount [Line Items]
Expected credit losses	241	25
Local Government Securities [member]
Disclosure of carrying amount [Line Items]
Expected credit losses	334,200	6,254
Undrawn Commitments Of Credit Cards And checking Accounts [Member]
Disclosure of carrying amount [Line Items]
Allowance for expected credit losses	726,301	649,157
Undrawn Commitments Of Credit Cards And checking Accounts [Member] | Transfer to stage one exposure [Member]
Disclosure of carrying amount [Line Items]
Gross carrying amount	(5,850,199)
Undrawn Commitments Of Credit Cards And checking Accounts [Member] | Transfer to stage two exposure [Member]
Disclosure of carrying amount [Line Items]
Expected credit loss allowance	(49,896)
Contingent liability for guarantees [member]
Disclosure of carrying amount [Line Items]
Allowance for expected credit losses	45,447	32,783
Overdraft and unused agreed commitments [member]
Disclosure of carrying amount [Line Items]
Allowance for expected credit losses	$ 73	$ 5,843